UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Principal Executive Officer

Advisors Series Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue

Milwaukee, WI 53202

(Name and address of agent for service)

626-914-7363

Registrant’s telephone number, including area code

Date of fiscal year end: September 30, 2026

Date of reporting period: March 31, 2026

Item 1. Reports to Stockholders.

(a)

Scharf ETF
TF | KAT
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the Scharf ETF for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://scharfetfs.com/kat/. You can also request this information by contacting us at 1-866-5SCHARF.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Scharf ETF	$37	0.75%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$674,429,712
Number of Holdings	33
Portfolio Turnover	28%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
Occidental Petroleum Corp.	7.5%
McKesson Corp.	5.8%
First American Treasury Obligations Fund	5.6%
Union Pacific Corp.	5.0%
Franco-Nevada Corp.	4.5%
Microsoft Corp.	4.2%
Meta Platforms, Inc.	3.8%
Zoetis, Inc.	3.8%
Chubb Ltd.	3.7%
Markel Group, Inc.	3.7%

Top Sectors	(%)
Financials	26.0%
Health Care	21.7%
Industrials	12.8%
Information Technology	10.4%
Energy	7.5%
Communication Services	5.9%
Materials	4.5%
Consumer Staples	2.4%
Consumer Discretionary	2.0%
Cash & Other	6.8%
*	Expressed as a percentage of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://scharfetfs.com/kat/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Scharf Investments, LLC documents not be householded, please contact Scharf Investments, LLC at 1-866-5SCHARF, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Scharf Investments, LLC or your financial intermediary.
Scharf ETF	PAGE 1	TSR-SAR-00770X220

Scharf Global Opportunity ETF
TF | GKAT
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the Scharf Global Opportunity ETF for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://scharfetfs.com/gkat/. You can also request this information by contacting us at 1-866-5SCHARF.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Scharf Global Opportunity ETF	$30	0.59%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$148,992,029
Number of Holdings	40
Portfolio Turnover	64%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
Occidental Petroleum Corp.	8.4%
Samsung Electronics Co. Ltd.	6.2%
Franco-Nevada Corp.	4.7%
Marsh & McLennan Cos., Inc.	4.4%
Zoetis, Inc.	4.2%
Canadian National Railway Co.	4.1%
Haleon PLC	4.0%
Union Pacific Corp.	3.8%
Microsoft Corp.	3.8%
Meta Platforms, Inc.	3.2%

Top Sectors	(%)
Health Care	19.7%
Financials	17.7%
Industrials	13.7%
Information Technology	12.4%
Energy	11.7%
Materials	6.8%
Communication Services	5.3%
Consumer Discretionary	4.9%
Utilities	2.2%
Cash & Other	5.6%
*	Expressed as a percentage of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://scharfetfs.com/gkat/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Scharf Investments, LLC documents not be householded, please contact Scharf Investments, LLC at 1-866-5SCHARF, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Scharf Investments, LLC or your financial intermediary.
Scharf Global Opportunity ETF	PAGE 1	TSR-SAR-00770X212

Scharf Multi-Asset Opportunity Fund
Institutional Class | LOGOX
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the Scharf Multi-Asset Opportunity Fund for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://scharffunds.com/mutual-funds/multi-asset-opportunity-fund/. You can also request this information by contacting us at 1-866-5SCHARF.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$47	0.94%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$48,344,738
Number of Holdings	60
Portfolio Turnover	20%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
SPDR Gold Shares	5.5%
Occidental Petroleum Corp.	5.3%
iShares Silver Trust	5.2%
McKesson Corp.	4.5%
Samsung Electronics Co. Ltd.	4.1%
Franco-Nevada Corp.	3.6%
Tennessee Valley Authority	3.3%
Union Pacific Corp.	3.1%
Microsoft Corp.	2.9%
Markel Group, Inc.	2.8%

Top Sectors	(%)
Financials	20.4%
Health Care	16.6%
Industrials	9.1%
Information Technology	9.0%
Government	6.5%
Energy	5.3%
Communication Services	4.3%
Materials	3.6%
Utilities	3.3%
Cash & Other	21.9%
*	Expressed as a percentage of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://scharffunds.com/mutual-funds/multi-asset-opportunity-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Scharf Investments, LLC documents not be householded, please contact Scharf Investments, LLC at 1-866-5SCHARF, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Scharf Investments, LLC or your financial intermediary.
Scharf Multi-Asset Opportunity Fund	PAGE 1	TSR-SAR-00770X808

Scharf Multi-Asset Opportunity Fund
Retail Class | LOGBX
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the Scharf Multi-Asset Opportunity Fund for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://scharffunds.com/mutual-funds/multi-asset-opportunity-fund/. You can also request this information by contacting us at 1-866-5SCHARF.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Retail Class	$60	1.20%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$48,344,738
Number of Holdings	60
Portfolio Turnover	20%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
SPDR Gold Shares	5.5%
Occidental Petroleum Corp.	5.3%
iShares Silver Trust	5.2%
McKesson Corp.	4.5%
Samsung Electronics Co. Ltd.	4.1%
Franco-Nevada Corp.	3.6%
Tennessee Valley Authority	3.3%
Union Pacific Corp.	3.1%
Microsoft Corp.	2.9%
Markel Group, Inc.	2.8%

Top Sectors	(%)
Financials	20.4%
Health Care	16.6%
Industrials	9.1%
Information Technology	9.0%
Government	6.5%
Energy	5.3%
Communication Services	4.3%
Materials	3.6%
Utilities	3.3%
Cash & Other	21.9%
*	Expressed as a percentage of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://scharffunds.com/mutual-funds/multi-asset-opportunity-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Scharf Investments, LLC documents not be householded, please contact Scharf Investments, LLC at 1-866-5SCHARF, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Scharf Investments, LLC or your financial intermediary.
Scharf Multi-Asset Opportunity Fund	PAGE 1	TSR-SAR-00770X451

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.
(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Scharf ETF
Scharf Global Opportunity ETF
Scharf Multi-Asset Opportunity Fund
Core Financial Statements
March 31, 2026

Scharf ETF
Schedule of Investments
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 90.6%
Aerospace & Defense - 2.0%
Lockheed Martin Corp.	22,284	$13,468,227
Capital Markets - 6.5%
Brookfield Corp.	596,050	24,122,143
CME Group, Inc.	65,993	19,491,033
		43,613,176
Entertainment - 2.1%
Walt Disney Co.	143,939	13,872,841
Financial Services - 7.0%
Berkshire Hathaway, Inc. - Class B(a)	47,988	22,995,850
Visa, Inc. - Class A	80,555	24,346,943
		47,342,793
Food Products - 2.4%
Hershey Co.	76,498	15,903,169
Ground Transportation - 7.2%
U-Haul Holding Co.	321,614	14,366,497
Union Pacific Corp.	140,026	33,973,108
		48,339,605
Health Care Providers & Services - 9.2%
Centene Corp.(a)	345,595	11,314,781
McKesson Corp.	45,278	39,181,770
UnitedHealth Group, Inc.	43,653	11,812,065
		62,308,616
Hotels, Restaurants & Leisure - 2.0%
Booking Holdings, Inc.	3,264	13,742,484
Insurance - 12.5%
Aon PLC - Class A	54,247	17,509,847
Chubb Ltd.	77,332	25,204,819
Markel Group, Inc.(a)	13,147	25,164,278
Marsh & McLennan Cos., Inc.	92,741	16,085,926
		83,964,870
Interactive Media & Services - 3.8%
Meta Platforms, Inc. - Class A	45,300	25,917,489
Life Sciences Tools & Services - 5.3%
Agilent Technologies, Inc.	179,660	20,477,647
Thermo Fisher Scientific, Inc.	30,779	15,128,802
		35,606,449
Machinery - 3.6%
Otis Worldwide Corp.	313,454	24,161,034
Metals & Mining - 4.5%
Franco-Nevada Corp.	122,789	30,335,022
Oil, Gas & Consumable Fuels - 7.5%
Occidental Petroleum Corp.	783,189	50,907,285

	Shares	Value
Pharmaceuticals - 7.2%
Novartis AG - ADR	149,651	$22,859,190
Zoetis, Inc.	217,536	25,714,931
		48,574,121
Software - 7.0%
Adobe, Inc.(a)	79,104	19,228,601
Microsoft Corp.	76,254	28,226,943
		47,455,544
Technology Hardware, Storage & Peripherals - 0.8%
Samsung Electronics Co. Ltd.(a)	300	582,000
Samsung Electronics Co. Ltd.	46,954	5,125,655
		5,707,655
TOTAL COMMON STOCKS (Cost $488,063,961)		611,220,380
PREFERRED STOCKS - 2.7%
Technology Hardware, Storage & Peripherals - 2.7%
Samsung Electronics Co. Ltd., 1.07%	239,845	17,851,553
TOTAL PREFERRED STOCKS (Cost $5,236,608)		17,851,553
EXCHANGE TRADED FUNDS - 1.0%
iShares Silver Trust(a)	38,370	2,614,532
SPDR Gold MiniShares Trust(a)	45,354	4,203,862
TOTAL EXCHANGE TRADED FUNDS (Cost $5,859,810)		6,818,394
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 5.6%
First American Treasury Obligations Fund - Class Z, 3.55%(b)	37,819,126	37,819,126
TOTAL MONEY MARKET FUNDS (Cost $37,819,126)		37,819,126
TOTAL INVESTMENTS - 99.9% (Cost $536,979,505)		$673,709,453
Other Assets in Excess of Liabilities - 0.1%		720,259
TOTAL NET ASSETS - 100.0%		$674,429,712

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
The accompanying notes are an integral part of these financial statements.

1

SCHARF GLOBAL OPPORTUNITY ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 93.2%
Beverages - 1.9%
Heineken NV - ADR	73,794	$2,839,593
Broadline Retail - 2.5%
Amazon.com, Inc.(a)	14,056	2,927,443
MercadoLibre, Inc.(a)	453	783,246
		3,710,689
Capital Markets - 3.8%
Brookfield Corp.	114,729	4,643,083
CME Group, Inc.	3,717	1,097,816
		5,740,899
Chemicals - 2.1%
Symrise AG	36,471	3,087,447
Energy Equipment & Services - 2.6%
SLB Ltd.	75,242	3,866,686
Entertainment - 2.1%
Walt Disney Co.	32,132	3,096,882
Ground Transportation - 12.0%
Canadian National Railway Co.	59,482	6,112,965
Canadian Pacific Kansas City Ltd.	37,872	2,979,011
U-Haul Holding Co.	68,086	3,041,402
Union Pacific Corp.	23,438	5,686,528
		17,819,906
Health Care Providers & Services - 7.1%
Centene Corp.(a)	87,905	2,878,010
CVS Health Corp.	27,039	1,941,941
McKesson Corp.	3,312	2,866,072
UnitedHealth Group, Inc.	10,970	2,968,372
		10,654,395
Hotels, Restaurants & Leisure - 2.4%
Compass Group PLC(a)	129,611	3,576,860
Insurance - 11.0%
Aon PLC - Class A	13,372	4,316,214
Chubb Ltd.	9,385	3,058,853
Markel Group, Inc.(a)	1,330	2,545,713
Marsh & McLennan Cos., Inc.	37,656	6,531,434
		16,452,214
Interactive Media & Services - 3.2%
Meta Platforms, Inc. - Class A	8,286	4,740,669
Life Sciences Tools & Services - 4.4%
Agilent Technologies, Inc.	39,208	4,468,928
Thermo Fisher Scientific, Inc.	4,289	2,108,172
		6,577,100

	Shares	Value
Machinery - 1.7%
Otis Worldwide Corp.	32,222	$2,483,672
Metals & Mining - 4.7%
Franco-Nevada Corp.	28,181	6,962,116
Oil, Gas & Consumable Fuels - 9.1%
Exxon Mobil Corp.	6,443	1,093,119
Occidental Petroleum Corp.	192,856	12,535,640
		13,628,759
Pharmaceuticals - 8.2%
Haleon PLC - ADR	595,710	5,963,057
Zoetis, Inc.	52,489	6,204,725
		12,167,782
Software - 6.3%
Adobe, Inc.(a)	15,538	3,776,977
Microsoft Corp.	15,257	5,647,684
		9,424,661
Technology Hardware, Storage & Peripherals - 5.9%
Samsung Electronics Co. Ltd.	25,692	2,804,624
Samsung Electronics Co. Ltd. - GDR	2,133	6,049,188
		8,853,812
Water Utilities - 2.2%
American Water Works Co., Inc.	23,866	3,247,924
TOTAL COMMON STOCKS (Cost $127,071,928)		138,932,066
PREFERRED STOCKS - 3.1%
Financial Services - 2.9%
Federal National Mortgage Association, Series S, 8.25%, Perpetual(a)(b)	363,347	4,323,829
Technology Hardware, Storage & Peripherals - 0.2%
Samsung Electronics Co. Ltd., 1.07%	4,508	335,529
TOTAL PREFERRED STOCKS (Cost $5,603,976)		4,659,358
EXCHANGE TRADED FUNDS - 2.5%
iShares Silver Trust(a)	17,236	1,174,461
SPDR Gold MiniShares Trust(a)	26,974	2,500,220
TOTAL EXCHANGE TRADED FUNDS (Cost $3,177,856)		3,674,681

The accompanying notes are an integral part of these financial statements.

2

SCHARF GLOBAL OPPORTUNITY ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.1%
First American Treasury Obligations Fund - Class Z, 3.55%(c)	1,602,978	$1,602,978
TOTAL MONEY MARKET FUNDS (Cost $1,602,978)		1,602,978
TOTAL INVESTMENTS - 99.9% (Cost $137,456,738)		$148,869,083
Other Assets in Excess of Liabilities - 0.1%		122,946
TOTAL NET ASSETS - 100.0%		$148,992,029

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
GDR - Global Depositary Receipt
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of March 31, 2026.

(c)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
The accompanying notes are an integral part of these financial statements.

3

SCHARF MULTI-ASSET OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 66.8%
Aerospace & Defense - 1.3%
Lockheed Martin Corp.	1,077	$650,928
Capital Markets - 5.3%
Brookfield Corp.	33,651	1,361,856
CME Group, Inc.	4,020	1,187,307
		2,549,163
Entertainment - 1.6%
Walt Disney Co.	8,049	775,763
Financial Services - 5.5%
Berkshire Hathaway, Inc. - Class B(a)	2,819	1,350,865
Visa, Inc. - Class A	4,340	1,311,721
		2,662,586
Food Products - 2.2%
Hershey Co.	5,172	1,075,207
Ground Transportation - 4.6%
U-Haul Holding Co.	16,142	721,063
Union Pacific Corp.	6,246	1,515,405
		2,236,468
Health Care Providers & Services - 8.0%
Centene Corp.(a)	17,800	582,772
CVS Health Corp.	7,467	536,280
McKesson Corp.	2,530	2,189,361
UnitedHealth Group, Inc.	1,994	539,556
		3,847,969
Hotels, Restaurants & Leisure - 2.4%
Booking Holdings, Inc.	271	1,140,997
Insurance - 8.3%
Aon PLC - Class A	2,738	883,771
Chubb Ltd.	2,885	940,308
Markel Group, Inc.(a)	713	1,364,732
Marsh & McLennan Cos., Inc.	4,680	811,746
		4,000,557
Interactive Media & Services - 2.7%
Meta Platforms, Inc. - Class A	2,313	1,323,337
Life Sciences Tools & Services - 3.7%
Agilent Technologies, Inc.	9,033	1,029,581
Thermo Fisher Scientific, Inc.	1,495	734,838
		1,764,419
Machinery - 2.5%
Otis Worldwide Corp.	15,686	1,209,077
Metals & Mining - 3.6%
Franco-Nevada Corp.	6,995	1,728,115
Oil, Gas & Consumable Fuels - 5.3%
Occidental Petroleum Corp.	39,465	2,565,225

	Shares	Value
Personal Care Products - 0.0%(b)
Kenvue, Inc.	1	$17
Pharmaceuticals - 4.9%
Novartis AG - ADR	7,704	1,176,786
Zoetis, Inc.	10,203	1,206,097
		2,382,883
Software - 4.9%
Adobe, Inc.(a)	4,080	991,766
Microsoft Corp.	3,747	1,387,027
		2,378,793
TOTAL COMMON STOCKS (Cost $24,197,865)		32,291,504
EXCHANGE TRADED FUNDS - 10.7%
iShares Silver Trust(a)	36,835	2,509,937
SPDR Gold Shares(a)	6,143	2,643,271
TOTAL EXCHANGE TRADED FUNDS (Cost $1,469,602)		5,153,208
PREFERRED STOCKS - 9.5%
Financial Services - 1.3%
Federal National Mortgage Association, Series S, 8.25%, Perpetual(a)(c)	50,400	599,760
Independent Power and Renewable Electricity Producers - 3.3%
Tennessee Valley Authority
Series A, 2.22% (30 yr. CMT Rate + 0.84%), 05/01/2029(a)	33,100	802,675
Series D, 2.13% (30 yr. CMT Rate + 0.94%), 06/01/2028(a)	32,700	801,150
		1,603,825
Open-End Investment Funds - 0.8%
The GDL Fund Series G Cumulative PFD, 5.20%, 03/26/2027(d)	40,000	400,000
Technology Hardware, Storage & Peripherals - 4.1%
Samsung Electronics Co. Ltd., 1.07%	26,643	1,983,026
TOTAL PREFERRED STOCKS (Cost $3,171,884)		4,586,611

	Par
MUNICIPAL BONDS - 4.9%
California Infrastructure & Economic Development Bank, 3.25%, 07/01/2026 (Obligor: Scripps Research Inst)	$130,000	129,778
City of San Jose CA, 2.60%, 09/01/2027	175,000	172,167
Los Angeles Unified School District/CA, 5.72%, 05/01/2027	230,000	233,949

The accompanying notes are an integral part of these financial statements.

4

SCHARF MULTI-ASSET OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
San Francisco City & County Airport Comm-San Francisco International Airport, 2.29%, 05/01/2028	$180,000	$173,867
San Jose Redevelopment Agency Successor Agency, 3.18%, 08/01/2026	250,000	249,380
State of California
2.65%, 04/01/2026	200,000	200,000
2.38%, 10/01/2026	145,000	144,023
6.00%, 03/01/2030	200,000	214,276
7.50%, 04/01/2034	150,000	172,440
5.13%, 03/01/2038	150,000	150,642
4.60%, 04/01/2038	200,000	202,379
State of California, Build America Bonds, 4.99%, 04/01/2039	15,000	14,504
State of Georgia, School Construction Bonds, 4.35%, 02/01/2029	15,000	15,003
State of Oregon, 5.05%, 08/01/2043	300,000	292,724
TOTAL MUNICIPAL BONDS (Cost $2,360,382)		2,365,132
CORPORATE BONDS - 4.1%
Aerospace & Defense - 0.7%
Lockheed Martin Corp., 8.50%, 12/01/2029	300,000	343,410
Beverages-Non-alcoholic - 0.3%
Coca-Cola Refreshments USA LLC, 6.75%, 09/15/2028	125,000	132,764
Cosmetics & Toiletries - 0.3%
Conopco, Inc., 7.25%, 12/15/2026	150,000	153,291
Finance-Investment Banking-Brokerages - 1.6%
Goldman Sachs Group, Inc., 4.70% (3 mo. Term SOFR + 1.03%), Perpetual	1,001,000	775,613
Retail-Petroleum Prod - 1.2%
Murphy Oil USA, Inc., 5.63%, 05/01/2027	557,000	557,594
TOTAL CORPORATE BONDS (Cost $1,937,388)		1,962,672
U.S. TREASURY SECURITIES - 1.6%
United States Treasury Inflation Indexed Bonds, 1.75%, 01/15/2034	550,217	548,412
United States Treasury Note/Bond, 4.63%, 06/30/2026	250,000	250,559
TOTAL U.S. TREASURY SECURITIES (Cost $785,919)		798,971

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 0.0%(b)
Office REITs - 0.0%(b)
Orion Properties, Inc.	1	$2
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $18)		2
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.9%
First American Treasury Obligations Fund - Class Z, 3.55%(e)	935,024	935,024
TOTAL MONEY MARKET FUNDS (Cost $935,024)		935,024

	Par
U.S. TREASURY BILLS - 0.5%
3.64%, 07/23/2026(f)	$250,000	247,182
TOTAL U.S. TREASURY BILLS (Cost $247,190)		247,182
TOTAL INVESTMENTS - 100.0% (Cost $35,105,272)		$48,340,306
Other Assets in Excess of Liabilities - 0.0%(b)		4,432
TOTAL NET ASSETS - 100.0%		$48,344,738

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
CMT - Constant Maturity Treasury
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of March 31, 2026.

(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $400,000 or 0.8% of net assets as of March 31, 2026.

(e)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
(f)	The rate shown is the annualized yield as of March 31, 2026.
The accompanying notes are an integral part of these financial statements.

5

SCHARF FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2026 (Unaudited)

	Scharf ETF	Scharf Global Opportunity ETF	Scharf Multi-Asset Opportunity Fund
ASSETS:
Investments, at value	$673,709,453	$148,869,083	$48,340,306
Cash	—	32,610	—
Dividends receivable	665,246	156,581	37,082
Dividend tax reclaims receivable	502,628	9,464	17,551
Receivable for fund shares sold	—	—	9,350
Interest receivable	—	—	60,991
Prepaid expenses and other assets	—	—	22,685
Total assets	674,877,327	149,067,738	48,487,965
LIABILITIES:
Payable to Adviser	447,615	75,709	18,777
Payable for distribution and shareholder servicing fees	—	—	27,890
Payable for fund shares redeemed	—	—	24,042
Payable for custodian fees	—	—	4,171
Payable for fund administration and accounting fees	—	—	30,741
Payable for transfer agent fees and expenses	—	—	7,052
Payable for directors fees	—	—	11,291
Payable for audit fees	—	—	11,127
Payable for legal fees	—	—	2,530
Payable for compliance fees	—	—	5,606
Total liabilities	447,615	75,709	143,227
NET ASSETS	$674,429,712	$148,992,029	$48,344,738
Net Assets Consists of:
Paid-in capital	$469,444,290	$119,031,671	$32,081,763
Total distributable earnings	204,985,422	29,960,358	16,262,975
Total net assets	$674,429,712	$148,992,029	$48,344,738
Net assets	$674,429,712	$148,992,029	$—
Shares issued and outstanding(a)	12,557,013	3,670,038	—
Net asset value per share	$53.71	$40.60	$—
Institutional Class
Net assets	$—	$—	$39,137,428
Shares issued and outstanding(a)	—	—	1,027,710
Net asset value per share	$—	$—	$38.08
Retail Class
Net assets	$—	$—	$9,207,310
Shares issued and outstanding(a)	—	—	242,409
Net asset value per share	$—	$—	$37.98
Cost:
Investments, at cost	$536,979,505	$137,456,738	$35,105,272
Loaned Securities:

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

6

SCHARF FUNDS
STATEMENTS OF OPERATIONS
For the Period Ended March 31, 2026 (Unaudited)

	Scharf ETF	Scharf Global Opportunity ETF	Scharf Multi-Asset Opportunity Fund
INVESTMENT INCOME:
Dividend income	$5,423,499	$947,298	$316,110
Less: issuance fees	(3,527)	(11,263)	—
Less: dividend withholding taxes	(178,875)	(27,033)	(10,809)
Interest income	—	—	137,000
Total investment income	5,241,097	909,002	442,301
EXPENSES:
Investment advisory fee (See Note 4)	2,734,233	409,871	162,443
Shareholder service costs - Institutional Class	—	—	18,084
Shareholder service costs - Retail Class	—	—	4,898
Distribution expenses - Retail Class	—	—	12,246
Fund administration and accounting fees (See Note 4)	—	—	31,282
Transfer agent fees (See Note 4)	—	—	7,862
Compliance fees (See Note 4)	—	—	5,609
Custodian fees (See Note 4)	—	—	6,053
Legal fees	—	—	3,928
Audit fees	—	—	11,380
Reports to shareholders	—	—	3,468
Trustees’ fees	—	—	9,906
Federal and state registration fees	—	—	16,125
Other expenses and fees	—	—	5,192
Total expenses	2,734,233	409,871	298,476
Expense reimbursement by Adviser (See Note 4)	—	—	(50,822)
Net expenses	2,734,233	409,871	247,654
Net investment income (loss)	2,506,864	499,131	194,647
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(24,790,792)	(4,179,581)	2,644,918
In-kind redemptions	98,807,614	23,370,222	—
Other investments	—	65,758	—
Foreign currency translation	(9,875)	(12,093)	(415)
Net realized gain (loss)	74,006,947	19,244,306	2,644,503
Net change in unrealized appreciation (depreciation) on:
Investments	(108,633,876)	(17,161,813)	(2,877,134)
Foreign currency translation	(7,168)	(2,169)	(659)
Net change in unrealized appreciation (depreciation)	(108,641,044)	(17,163,982)	(2,877,793)
Net realized and unrealized gain (loss)	(34,634,097)	2,080,324	(233,290)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(32,127,233)	$2,579,455	$(38,643)

The accompanying notes are an integral part of these financial statements.

7

Scharf Funds
Statements of Changes in Net Assets

	Scharf ETF		Scharf Global Opportunity ETF
	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
OPERATIONS:
Net investment income (loss)	$2,506,864	$2,740,310	$499,131	$457,190
Net realized gain (loss)	74,006,947	56,960,990	19,244,306	20,824,112
Net change in unrealized appreciation (depreciation)	(108,641,044)	(22,799,735)	(17,163,982)	(15,904,716)
Net increase (decrease) in net assets from operations	(32,127,233)	36,901,565	2,579,455	5,376,596
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(2,735,883)	(21,747,520)	(702,248)	(1,060,518)
Total distributions to shareholders	(2,735,883)	(21,747,520)	(702,248)	(1,060,518)
CAPITAL TRANSACTIONS:
Shares sold	148,330,685	124,809,226	80,933,592	45,685,900
Shares issued from reinvestment of distributions	—	21,580,686	—	886,200
Shares issued from merger/reorganization	—	371,620,845	—	91,692,296
Shares redeemed	(224,274,635)	(196,202,560)	(61,088,872)	(43,931,948)
ETF transaction fees	190	—	2,402	—
Net increase (decrease) in net assets from capital transactions	(75,943,760)	321,808,197	19,847,122	94,332,448
Net increase (decrease) in net assets	(110,806,876)	336,962,242	21,724,329	98,648,526
NET ASSETS:
Beginning of the period	785,236,588	448,274,346	127,267,700	28,619,174
End of the period	$674,429,712	$785,236,588	$148,992,029	$127,267,700
SHARES TRANSACTIONS
Shares sold	2,660,000	1,263,644	1,980,000	1,175,920
Shares issued from reinvestment of distributions	—	696,471	—	24,436
Shares issued from merger/reorganization	—	—	—	2,355,312
Shares redeemed	(4,030,000)	(1,697,542)	(1,500,000)	(1,131,406)
Total increase (decrease) in shares outstanding	(1,370,000)	5,863,185	480,000	2,424,262

The accompanying notes are an integral part of these financial statements.

8

Scharf Funds
Statements of Changes in Net Assets(Continued)

	Scharf Multi-Asset Opportunity Fund
	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
OPERATIONS:
Net investment income (loss)	$194,647	$500,107
Net realized gain (loss)	2,644,503	908,939
Net change in unrealized appreciation (depreciation)	(2,877,793)	2,732,905
Net increase (decrease) in net assets from operations	(38,643)	4,141,951
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Institutional Class	(811,126)	(1,907,585)
From earnings - Retail Class	(171,381)	(513,939)
Total distributions to shareholders	(982,507)	(2,421,524)
CAPITAL TRANSACTIONS:
Shares sold - Institutional Class	976,471	738,626
Shares issued from reinvestment of distributions - Institutional Class	811,126	1,851,410
Shares redeemed - Institutional Class	(1,726,605)	(3,593,686)
Shares sold - Retail Class	26,221	97,651
Shares issued from reinvestment of distributions - Retail Class	171,381	513,939
Shares redeemed - Retail Class	(1,210,313)	(1,679,072)
Net increase (decrease) in net assets from capital transactions	(951,719)	(2,071,132)
Net increase (decrease) in net assets	(1,972,869)	(350,705)
NET ASSETS:
Beginning of the period	50,317,607	50,668,312
End of the period	$48,344,738	$50,317,607
SHARES TRANSACTIONS
Shares sold - Institutional Class	25,452	20,314
Shares issued from reinvestment of distributions - Institutional Class	20,948	52,478
Shares redeemed - Institutional Class	(44,450)	(98,579)
Shares sold - Retail Class	674	2,600
Shares issued from reinvestment of distributions - Retail Class	4,434	14,588
Shares redeemed - Retail Class	(31,661)	(46,876)
Total increase (decrease) in shares outstanding	(24,603)	(55,475)

The accompanying notes are an integral part of these financial statements.

9

SCHARF ETF
FINANCIAL HIGHLIGHTS

	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$56.38	$55.60	$49.72	$44.40	$54.78	$46.02
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.10	0.32	0.38	0.36	0.29	0.39
Net realized and unrealized gain (loss) on investments(b)	(2.55)	3.23	9.97	7.44	(5.26)	10.14
Total from investment operations	(2.45)	3.55	10.35	7.80	(4.97)	10.53
LESS DISTRIBUTIONS FROM:
Net investment income	(0.22)	(0.64)	(0.40)	(0.31)	(0.38)	(0.37)
Net realized gains	—	(2.13)	(4.07)	(2.17)	(5.03)	(1.40)
Total distributions	(0.22)	(2.77)	(4.47)	(2.48)	(5.41)	(1.77)
Redemption fee per share(c)	—	—	0.00(d)	0.00(d)	0.00(d)	0.00(d)
ETF transaction fees per share	0.00(d)	—	—	—	—	—
Net asset value, end of period	$53.71	$56.38	$55.60	$49.72	$44.40	$54.78
Total return(e)	−4.35%	6.80%	22.13%	17.83%	−10.69%	23.43%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$674,430	$785,237	$438,863	$381,635	$356,162	$328,886
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(f)(g)	0.75%	0.94%	0.96%	0.95%	0.94%	0.94%
After expense reimbursement/ recoupment(f)(g)	0.75%	0.85%	0.87%	0.86%	0.86%	0.86%
Ratio of net investment income (loss) to average net assets(f)(g)	0.35%	0.60%	0.74%	0.74%	0.56%	0.74%
Portfolio turnover rate(e)(h)	28%	50%	33%	35%	23%	29%

(a)	Net investment income (loss) per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	The Fund stopped collecting a redemption fee on January 28, 2024.
(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(h)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

10

SCHARF GLOBAL OPPORTUNITY ETF
FINANCIAL HIGHLIGHTS

	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$39.90	$37.37	$31.61	$27.06	$36.25	$29.32
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.07	0.45	0.38	0.35	0.32	0.31
Net realized and unrealized gain (loss) on investments(b)	0.83	3.46	6.25	4.53	(5.98)	7.31
Total from investment operations	0.90	3.91	6.63	4.88	(5.66)	7.62
LESS DISTRIBUTIONS FROM:
Net investment income	(0.20)	(0.61)	(0.41)	(0.33)	(0.30)	(0.23)
Net realized gains	—	(0.77)	(0.46)	—	(3.23)	(0.46)
Total distributions	(0.20)	(1.38)	(0.87)	(0.33)	(3.53)	(0.69)
Redemption fee per share(c)	—	—	—	0.00(d)	0.00(d)	—
ETF transaction fees per share	0.00(d)	—	—	—	—	—
Net asset value, end of period	$40.60	$39.90	$37.37	$31.61	$27.06	$36.25
Total return(e)	2.26%	10.87%	21.37%	18.08%	−17.53%	26.33%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$148,992	$127,268	$28,619	$26,066	$20,934	$25,643
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(f)(g)	0.59%	1.12%	1.33%	1.44%	1.66%	1.84%
After expense reimbursement/ recoupment(f)(g)	0.59%	0.58%	0.57%	0.59%	0.65%	0.76%
Ratio of net investment income (loss) to average net assets(f)(g)	0.37%	1.20%	1.10%	1.10%	0.95%	0.92%
Portfolio turnover rate(e)(h)	64%	57%	32%	34%	30%	37%

(a)	Net investment income (loss) per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	The Fund stopped collecting a redemption fee on January 28, 2024.
(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(h)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

11

SCHARF MULTI-ASSET OPPORTUNITY FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS

	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$38.89	$37.55	$34.29	$31.16	$38.14	$34.01
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.16	0.39	0.45	0.40	0.19	0.28
Net realized and unrealized gain (loss) on investments(b)	(0.18)	2.77	5.77	3.86	(3.69)	5.18
Total from investment operations	(0.02)	3.16	6.22	4.26	(3.50)	5.46
LESS DISTRIBUTIONS FROM:
Net investment income	(0.30)	(0.45)	(0.45)	(0.22)	(0.30)	(0.31)
Net realized gains	(0.49)	(1.37)	(2.51)	(0.91)	(3.18)	(1.02)
Total distributions	(0.79)	(1.82)	(2.96)	(1.13)	(3.48)	(1.33)
Redemption fee per share(c)	—	—	—	—	0.00(d)	—
Net asset value, end of period	$38.08	$38.89	$37.55	$34.29	$31.16	$38.14
Total return(e)	−0.09%	8.92%	19.29%	13.81%	−10.48%	16.46%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$39,138	$39,893	$39,490	$36,686	$36,772	$43,738
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(f)(g)	1.14%	1.15%	1.14%	1.23%	1.43%	1.46%
After expense reimbursement/ recoupment(f)(g)	0.94%	0.94%	0.94%	0.95%	0.97%	0.97%
Ratio of net investment income (loss) to average net assets(f)(g)	0.83%	1.06%	1.27%	1.19%	0.54%	0.77%
Portfolio turnover rate(e)	20%	29%	27%	28%	21%	29%

(a)	Net investment income (loss) per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	The Fund stopped collecting a redemption fee on January 28, 2024.
(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
The accompanying notes are an integral part of these financial statements.

12

SCHARF MULTI-ASSET OPPORTUNITY FUND
FINANCIAL HIGHLIGHTS
RETAIL CLASS

	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$38.76	$37.43	$34.18	$31.05	$38.02	$33.91
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.11	0.30	0.36	0.31	0.09	0.19
Net realized and unrealized gain (loss) on investments(b)	(0.19)	2.76	5.76	3.85	(3.68)	5.17
Total from investment operations	(0.08)	3.06	6.12	4.16	(3.59)	5.36
LESS DISTRIBUTIONS FROM:
Net investment income	(0.21)	(0.36)	(0.36)	(0.12)	(0.20)	(0.23)
Net realized gains	(0.49)	(1.37)	(2.51)	(0.91)	(3.18)	(1.02)
Total distributions	(0.70)	(1.73)	(2.87)	(1.03)	(3.38)	(1.25)
Redemption fee per share(c)	—	—	—	—	0.00(d)	—
Net asset value, end of period	$37.98	$38.76	$37.43	$34.18	$31.05	$38.02
Total return(e)	−0.22%	8.63%	19.00%	13.51%	−10.74%	16.18%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$9,207	$10,425	$11,178	$10,408	$10,037	$6,805
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(f)(g)	1.40%	1.41%	1.40%	1.49%	1.69%	1.72%
After expense reimbursement/ recoupment(f)(g)	1.20%	1.20%	1.20%	1.21%	1.23%	1.23%
Ratio of net investment income (loss) to average net assets(f)(g)	0.57%	0.81%	1.02%	0.93%	0.26%	0.52%
Portfolio turnover rate(e)	20%	29%	27%	28%	21%	29%

(a)	Net investment income (loss) per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	The Fund stopped collecting a redemption fee on January 28, 2024.
(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
The accompanying notes are an integral part of these financial statements.

13

SCHARF FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)
NOTE 1 – ORGANIZATION
The Scharf ETF, the Scharf Multi-Asset Opportunity Fund, and the Scharf Global Opportunity ETF, (each a “Fund” and collectively, the “Funds”) are each a series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. The Scharf Multi-Asset Opportunity Fund is diversified, and the Scharf ETF and Scharf Global Opportunity ETF are non-diversified. The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.
The investment objective of the Scharf ETF is to seek long-term capital appreciation. The Scharf Fund Institutional Class and Retail Class (the “Predecessor Scharf Fund”) commenced operations on December 30, 2011, and January 28, 2015, respectively, as a traditional open-end mutual fund. At the close of business on December 31, 2024, the Retail Class shares converted to the Institutional Class shares. The Predecessor Scharf Fund was converted to an exchange-traded fund (“ETF”) at the close of business on August 22, 2025, through a reorganization into the Scharf ETF.
The investment objective of the Scharf Global Opportunity ETF is to seek long-term capital appreciation. The Scharf Global Opportunity Fund (the “Predecessor Scharf Global Fund”) commenced operations on October 14, 2014, as a traditional open-end mutual fund. The Predecessor Scharf Global Fund was converted to an exchange-traded fund (“ETF”) at the close of business on August 22, 2025, through a reorganization into the Scharf Global Opportunity ETF.
The investment objective of the Scharf Multi-Asset Opportunity Fund is to seek long-term capital appreciation and income. The Scharf Multi-Asset Opportunity Fund Institutional Class and Retail Class commenced operations on December 31, 2012, and January 21, 2016, respectively.
Shares of the Scharf ETF and Scharf Global Opportunity ETF (each, an “ETF”, collectively, the “ETFs”) are listed and traded on the Nasdaq Stock Market LLC (“Nasdaq” or the “Exchange”). Market prices for the shares of the ETFs may be different from their net asset value (“NAV”). The ETFs issue and redeem shares on a continuous basis at NAV only in large blocks of shares, called “Creation Units,” which generally consist of 50,000 shares. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the ETFs. Shares of the ETFs may only be purchased directly from or redeemed directly to the ETFs by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Quasar Distributors, LLC (the “Distributor”). Most retail investors do not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
The ETFs currently offer one class of shares, which have no front-end sales load, no deferred sales charge, and no redemption fee. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units. The ETFs charge $300 for the standard fixed creation fee, payable to the Custodian. In addition, a variable fee may be charged on cash purchases, non-standard orders, or partial cash purchases of Creation Units of up to a maximum of 2% as a percentage of the total value of the Creation Units subject to the transaction. Variable fees received by the ETFs are displayed in the Capital Share Transactions section of the Statements of Changes in Net Assets. The ETFs may issue an unlimited number of shares of beneficial interest, with $0.01 par value per share.
As part of the reorganization into the Scharf ETF, the ETF received an in-kind contribution from accounts managed by the Scharf Investments, LLC (the “Adviser”), which consisted of $371,620,845 of securities which were recorded at their current value. However, as the transaction was determined to be a non-taxable transaction by management, the ETF elected to retain the securities’ original cost basis for book and tax purposes. The cost of the contributed securities as of August 25, 2025 was $243,582,927, resulting in net unrealized appreciation on investments of $128,037,918 as of that date. As a result of the in-kind transaction, the ETF issued 6,769,050 shares at a $54.90 per share net asset value.

14

SCHARF FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
As part of the reorganization into the Scharf Global Opportunity ETF, the ETF received an in-kind contribution from accounts managed by the Adviser, which consisted of $91,692,296 of securities which were recorded at their current value. However, as the transaction was determined to be a non-taxable transaction by management, the ETF elected to retain the securities’ original cost basis for book and tax purposes. The cost of the contributed securities as of August 25, 2025 was $55,239,029, resulting in net unrealized appreciation on investments of $36,453,267 as of that date. As a result of the in-kind transaction, the ETF issued 2,355,312 shares at a $38.93 per share net asset value.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.
A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.
B.
Federal Income Taxes: It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The tax returns of the Funds prior three fiscal years are open for examination. Management has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Funds’ net assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on a tax return. The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
C.
Securities Transactions, Income and Distributions: Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are calculated on the basis of specified cost. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security using the effective interest method, except for premiums on certain callable debt securities that are amortized to the earliest call date. Dividend income, income and capital gain distributions from underlying funds and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with each Fund's understanding of the applicable country’s tax rules and rates.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of each Fund based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.
Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody and transfer agent fees. Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets. Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.
The Funds distribute substantially all net investment income, if any, and net realized capital gains, if any, annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes.
The amounts of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which differs from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

15

SCHARF FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
D.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

E.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

F.
Redemption Fees: Effective January 28, 2024, the Funds do not charge a redemption fee. Prior to January 28, 2024, the Predecessor Scharf Fund charged a 2.00% redemption fee to shareholders who redeemed shares held for 60 days or less and the Scharf Multi-Asset Opportunity Fund and the Predecessor Scharf Global Opportunity Fund each charged a 2.00% redemption fee to shareholders who redeemed shares held for 15 days or less. Such fees were retained by the Funds and accounted for as an addition to paid-in capital.

G.
Foreign Currency: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated to U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate those portions of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.
H.
Accounting Pronouncements: In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the COO/CCO of the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management determined that there was no material impact on the Funds’ financial statements.
I.
Events Subsequent to the Fiscal Period End: In preparing the financial statements as of March 31, 2026, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements. Management has determined there were no subsequent events that would need to be disclosed in the Funds’ financial statements.

16

SCHARF FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
NOTE 3 – SECURITIES VALUATION
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.
Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).
Equity Securities: The Funds’ investments are carried at fair value. Equity securities, including common stocks, preferred stocks and exchange-traded funds that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by a recognized independent pricing agent. To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.
Investment Companies: Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in level 1 of the fair value hierarchy.
Fixed Income Securities: Debt securities, such as corporate bonds, asset-backed securities, municipal bonds, and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. These securities will generally be classified in level 2 of the fair value hierarchy.
Short-Term Securities: Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.
Restricted Securities: The Funds may invest in securities that are subject to legal or contractual restrictions on resale (“restricted securities”). Restricted securities may be resold in transactions that are exempt from registration under the Federal securities law. Private placement securities are generally considered to be restricted except for those

17

SCHARF FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. The sale or other disposition of these securities may involve additional expenses and the prompt sale of these securities at an acceptable price may be difficult. At March 31, 2026, the Scharf Multi-Asset Opportunity Fund held securities issued pursuant to Rule 144A under the Securities Act of 1933. There were no other restricted investments held by the Funds at March 31, 2026.
The Board of Trustees (the “Board”) has adopted a valuation policy for use by the Funds and their Valuation Designee (as defined below) in calculating each Fund’s net asset value (“NAV”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5, subject to the Board’s oversight. The Adviser, as Valuation Designee is, authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ securities as of March 31, 2026:
Scharf ETF

	Level 1	Level 2	Level 3	Total
Common Stocks	$611,220,380	$—	$—	$611,220,380
Preferred Stocks	17,851,553	—	—	17,851,553
Exchange Traded Funds	6,818,394	—	—	6,818,394
Money Market Funds	37,819,126	—	—	37,819,126
Total Investments	$ 673,709,453	$—	$—	$673,709,453

Scharf Global Opportunity ETF

	Level 1	Level 2	Level 3	Total
Common Stocks	$138,932,066	$—	$—	$138,932,066
Preferred Stocks	4,659,358	—	—	4,659,358
Exchange Traded Funds	3,674,681	—	—	3,674,681
Money Market Funds	1,602,978	—	—	1,602,978
Total Investments	$148,869,083	$—	$—	$148,869,083

Scharf Multi-Asset Opportunity Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$32,291,504	$—	$—	$32,291,504
Exchange Traded Funds	5,153,208	—	—	5,153,208
Corporate Bonds	—	1,962,672	—	1,962,672
Municipal Bonds	—	2,365,132	—	2,365,132
Preferred Stocks	4,186,611	—	400,000	4,586,611
U.S. Treasury Securities	—	798,971	—	798,971
Real Estate Investment Trusts	2	—	—	2
Money Market Funds	935,024	—	—	935,024
U.S. Treasury Bills	—	247,182	—	247,182
Total Investments	$42,566,349	$5,373,957	$400,000	$48,340,306

18

SCHARF FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
Level 3 Reconciliation Disclosure

Beginning balance as of September 30, 2025	$400,000
Ending balance as of March 31, 2026	$400,000

Change in unrealized appreciation/(depreciation) during the period for Level 3 investments held at March 31, 2026

$—

The Level 3 investments as of March 31, 2026 represented 0.8% of net assets and did not warrant a disclosure of significant unobservable valuation inputs.
Refer to the Funds’ schedule of investments for a detailed break-out of securities by industry classification.
NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The Funds have an investment advisory agreement with the Adviser pursuant to which the Adviser is responsible for providing investment management services to the Funds. The Adviser furnishes all investment advice, office space and facilities, and provides most of the personnel needed by each Fund. As compensation for its services, the Adviser is entitled to a fee, computed daily and payable monthly. The Scharf ETF, the Scharf Multi-Asset Opportunity Fund, and the Scharf Global Opportunity ETF pay fees calculated at an annual rate of 0.75%, 0.65%, and 0.59%, respectively, based upon the average daily net assets of each Fund. Under the investment advisory agreement, the Adviser bears the costs of all advisory and non-advisory services required to operate the Scharf ETF and the Scharf Global Opportunity ETF in exchange for a single unitary management fee. Prior to the August 22, 2025 conversions, the Predecessor Scharf Fund and Predecessor Scharf Global Fund paid fees calculated and an annual rate of 0.78% and 0.75%, respectively, based upon the average daily net assets of each Fund. For the six months ended March 31, 2026, the advisory fees incurred by the Funds are disclosed in the statements of operations.
The Funds are responsible for their own operating expenses. The Adviser has contractually agreed to reduce fees payable to it by the Scharf Multi-Asset Opportunity Fund (the “Multi-Asset Fund”) and to pay Fund operating expenses (excluding class specific expenses such as the 0.25% 12b-1 fees applied to the Retail Class and 0.10% shareholder servicing fees applied to both the Institutional Class and Retail Class, acquired fund fees and expenses, interest expense, dividends on securities sold short, taxes and extraordinary expenses) to the extent necessary to limit the Fund’s aggregate annual operating expenses to 0.85% of the average daily net assets of the Fund.
Any such reduction made by the Adviser in its fees or payment of expenses which are the Multi-Asset Fund’s obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into the account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment: or (2) the expense limitation in place at the time of the reimbursement. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Funds’ payment of current ordinary operating expenses. For the six months ended March 31, 2026, the Adviser reduced its fees in the amount of $50,822 for the Scharf Multi-Asset Opportunity Fund.
No amounts were recouped by the Adviser. The expense limitation for the Multi-Asset Opportunity Fund will remain in effect through at least January 27, 2027. The Expense Cap may be terminated only by the Board of the Trust. The Adviser may recapture portions of the amounts shown below no later than the corresponding dates:

Scharf Multi-Asset Opportunity Fund
Year	Amount
9/30/26	$46,743
9/30/27	96,569
9/30/28	102,908
3/31/29	50,822
$297,042

19

SCHARF FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) serves as the Funds’ administrator, fund accountant and transfer agent. U.S. Bank N.A. serves as custodian (the “Custodian”) to the Funds. The Custodian is an affiliate of Fund Services. Fund Services maintains the Funds’ books and records, calculates the Funds’ NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board. The officers of the Trust including the Chief Compliance Officer are employees of Fund Services. Fees paid by the Multi-Asset Opportunity Fund for these services for the six months ended March 31, 2026, are disclosed in the statements of operations.
Quasar Distributors, LLC (“Quasar”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. Quasar is a wholly-owned subsidiary of Foreside Financial Group, LLC, doing business as ACA Group.
NOTE 5 – 12B-1 DISTRIBUTION FEES
The Retail Class of the Scharf Multi-Asset Opportunity Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Retail Class to pay for distribution and related expenses up to an annual rate of 0.25% of its average daily net assets. The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. At the close of business on December 31, 2024, the Predecessor Scharf Fund’s Retail Class shares converted to the Predecessor Scharf Fund’s Institutional Class shares. Therefore, effective January 1, 2025, the Predecessor Scharf Fund was no longer a part of the plan. For the six months ended March 31, 2026, the 12b-1 fees accrued by the Scharf Multi-Asset Opportunity Fund’s Retail Class are disclosed in the statements of operations.
NOTE 6 – SHAREHOLDER SERVICING FEE
The Scharf Multi-Asset Opportunity Fund has entered into a Shareholder Servicing Agreement (the “Agreement”) with the Adviser, under which the Fund may pay servicing fees up to an annual rate of 0.10% of the average daily net assets of the Fund. Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Fund. The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Fund in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Fund and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request. For the six months ended March 31, 2026, the shareholder servicing fees accrued by the Fund is disclosed in the statements of operations.
NOTE 7 – LINE OF CREDIT
The Scharf Multi-Asset Opportunity Fund has a secured line of credit in the amount of $5,000,000. This line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Fund’s custodian, U.S. Bank N.A. Borrowing on the line of credit for the Scharf Multi-Asset Opportunity Fund is limited to 33.33% of unencumbered assets. During the six months ended March 31, 2026, the Scharf Multi-Asset Opportunity Fund did not draw upon its line of credit.
At March 31, 2026, the Scharf Multi-Asset Opportunity Fund had no outstanding loan amounts.

20

SCHARF FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
NOTE 8 – PURCHASES AND SALES OF SECURITIES
For the six months ended March 31, 2026, the cost of purchases and the proceeds from sales of securities, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Scharf ETF	$205,279,793	$196,628,845
Scharf Global Opportunity ETF	93,970,300	86,835,558
Scharf Multi-Asset Opportunity Fund	9,510,922	10,521,626

For the six months ended March 31, 2026, in-kind transactions associated with creations and redemptions were as follows:

	Purchases	Sales
Scharf ETF	$105,824,515	$216,552,011
Scharf Global Opportunity ETF	72,342,122	60,239,535

For the six months ended March 31, 2026, the ETFs realized the following net capital gains or losses resulting from in-kind redemptions in which shareholders exchanged ETF shares for securities held by the ETFs rather than for cash.

Realized Gains from In-Kind Redemptions
Scharf ETF	$98,807,614
Scharf Global Opportunity ETF	23,370,222

The Funds made no purchases or sales of U.S. government securities during the six months ended March 31, 2026.
NOTE 9 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
As of September 30, 2025, the Funds’ most recently completed fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Scharf ETF	Scharf Global Opportunity ETF	Scharf Multi-Asset Opportunity Fund
Cost of investments(a)	$545,285,876	$102,050,248	$34,387,727
Gross unrealized appreciation	256,172,449	29,942,949	16,611,041
Gross unrealized depreciation	(16,472,165)	(1,924,414)	(463,646)
Net unrealized appreciation (depreciation)(a)	239,700,284	28,018,535	16,147,395
Net unrealized appreciation on foreign currency	400	385	37
Undistributed ordinary income	277,354	212,284	358,634
Undistributed long-term capital gains	—	—	623,867
Total distributable earnings	277,754	212,284	982,501
Other accumulated gains/(losses)	(129,500)	(148,053)	154,192
Total accumulated earnings/(losses)	$239,848,538	$28,083,151	$17,284,125

(a)
The difference between book-basis and tax-basis cost and unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales, tax adjustments related to partnerships, tax equalization and transfer in-kind.

21

SCHARF FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
The tax character of distributions paid during the six months ended March 31, 2026, and the year ended September 30, 2025, was as follows:

	March 31, 2026		September 30, 2025
	Ordinary Income	Long-Term Capital Gains	Ordinary Income	Long-Term Capital Gains
Scharf ETF	$2,735,883	$—	$4,934,401	$16,813,119
Scharf Global Opportunity ETF	702,248	—	475,638	584,880
Scharf Multi-Asset Opportunity Fund	358,634	623,873	577,188	1,844,336

The Funds designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ended September 30, 2025.
At September 30, 2025, the Scharf Global Opportunity ETF had short-term capital loss carryforwards of $117,559. These capital losses may be carried forward indefinitely to offset future gains.
During the year ended September 30, 2025, the Scharf Multi-Asset Opportunity Fund utilized $94,293 in short-term capital loss carryforwards.
NOTE 10 – CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of March 31, 2026, the Scharf Multi-Asset Fund’s percentage of control ownership positions greater than 25% was as follows:

Scharf Multi-Asset Opportunity Fund
Charles Schwab & Co., Inc.	86.95%

NOTE 11 – PRINCIPAL RISKS
Below is a summary of some, but not all, of the principal risks of investing in the Funds, each of which may adversely affect a Fund’s net asset value and total return. The Funds’ most recent prospectus provides further descriptions of each Fund’s investment objective, principal investment strategies and principal risks.
•	ETF Risk. The Scharf ETF, and the Scharf Global Opportunity ETF are an ETF, and, as a result of an ETF’s structure, they are exposed to the following risks:
•
Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•
Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•
Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep

22

SCHARF FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs.
•
Trading. Although Shares are listed for trading on the Exchange and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.

•
Cash Transaction Risk. The Fund may effect a portion of its creations and redemptions for cash, rather than in- kind securities. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. The use of cash creations and redemptions may also cause the Fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund’s NAV.

•
Foreign and Emerging Market Securities Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, sanctions or other measures by the United States or other governments, liquidity risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in countries in “emerging markets.” Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.

•
Investment Style Risk. The Adviser follows an investing style that favors relatively low valuations.  At times when this style is out of favor, the Funds may underperform funds that use different investing styles.

•
Medium-Sized Company Risk. The Fund may invest in the securities of mid-sized companies. As a result, the Fund’s performance may be adversely affected if securities of mid-sized companies underperform securities of other capitalization ranges or the market as a whole. Securities of smaller companies trade in smaller volumes and are often more vulnerable to market volatility than securities of larger companies.

•
Small-Sized Company Risk. The securities of small-sized companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of larger capitalization companies. The securities of small-sized companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller capitalization companies than for larger, more established companies.

•
Special Situations Risk. There is a risk that the special situation (i.e., spin-off, liquidation, merger, etc.) might not occur, which could have a negative impact on the price of the issuer’s securities and fail to produce gains or produce a loss for the Scharf Fund. In addition, investments in special situation companies may be illiquid and difficult to value, which will require the Fund to employ fair value procedures to value its holdings in such investments.

•
Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other

23

SCHARF FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
asset classes due to a number of factors, including: inflation (or expectations for inflation); deflation (or expectations for deflation); interest rates; global demand for particular products or resources; natural disasters or events; pandemic diseases; terrorism; regulatory events; other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.
NOTE 12 – TRUSTEES
Effective December 31, 2025, Joe Redwine retired from the Board.
NOTE 13 – OFFICERS
Ms. Elaine Richards resigned as Secretary and Vice President of the Trust effective March 20, 2026. Ms. Lillian
Kabakali was appointed Secretary and Vice President of the Trust effective March 20, 2026.

24

SCHARF FUNDS
ADDITIONAL INFORMATION
The below information is required disclosure from Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
For the Scharf Multi-Asset Opportunity Fund, refer to information provided within the financial statements.
For the Scharf ETF and the Scharf Global Opportunity ETF, all fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Funds’ Statement of Additional Information.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
At meetings held on October 22, 2025 and December 11-12, 2025, the Board (which is comprised of five persons, all of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved, for another annual term, the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and Scharf Investments, LLC (the “Adviser”) on behalf of the Scharf Multi-Asset Opportunity Fund (the “Fund”). At both meetings, the Board received and reviewed substantial information regarding the Fund, the Adviser and the services provided by the Adviser to the Fund under the Advisory Agreement. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations. Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:
1.
The nature, extent and quality of the services provided and to be provided by the Adviser under the Advisory Agreement. The Board considered the nature, extent and quality of the Adviser’s overall services provided to the Fund, as well as its responsibilities in all aspects of day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Fund. The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer and the Adviser’s compliance record, as well as the Adviser’s cybersecurity program, AI-use policy, liquidity risk management program, valuation procedures, business continuity plan, and risk management process. The Board also considered the prior relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the prior year they had met with certain personnel of the Adviser to discuss the Fund’s performance and investment outlook as well as various compliance topics and fund marketing/distribution. The Board concluded that the Adviser had the quality and depth of personnel, resources, investment processes, and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that they were satisfied with the nature, overall quality and extent of such management services.

2.
The Fund’s historical performance and the overall performance of the Adviser. In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the short-term and long-term performance of the Fund as of June 30, 2025 on both an absolute basis and a relative basis in comparison to its peer funds utilizing Morningstar classifications, appropriate securities market benchmarks, a cohort that is comprised of similarly managed funds selected by an independent third-party consulting firm engaged by the Board to assist it in its 15(c) review (the “Cohort”), and the Adviser’s similarly managed accounts. While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance. When reviewing performance against the comparative Morningstar peer group universe, the Board took into account that the investment objectives and strategies of the Fund, as well as its level of risk tolerance, may differ significantly from funds in the peer universe. When reviewing the Fund’s performance against broad market benchmarks, the Board took into account the differences in portfolio construction

25

SCHARF FUNDS
ADDITIONAL INFORMATION(Continued)
between the Fund and such benchmarks as well as other differences between actively managed funds and passive benchmarks, such as objectives and risks. In assessing periods of relative underperformance or outperformance, the Board took into account that relative performance can be significantly impacted by performance measurement periods and that some periods of underperformance may be transitory in nature while others may reflect more significant underlying issues.
The Board noted that the Fund outperformed its Morningstar peer group average for the one-, five-, and ten-year periods and underperformed for the three-year period ended June 30, 2025. The Board also noted that the Fund outperformed the average of its Cohort for the one-year period and underperformed for the three-, five-, and ten-year periods, all periods ended June 30, 2025. The Board also reviewed the performance of the Fund against a broad-based securities market benchmark, noting that it had underperformed its primary benchmark index for the one-, three-, five-, and ten-year periods ended June 30, 2025. The Board noted that the Fund outperformed its secondary benchmark index for the one-, three-, five-, and ten-year periods ended June 30, 2025. The Board also noted that the Fund outperformed its tertiary benchmark index for the one-, five-, and ten-year periods and underperformed for the three-year period ended June 30, 2025.
The Board also considered any differences in performance between the Adviser’s similarly managed accounts and the performance of the Fund, noting that the Fund outperformed the similarly managed account composite for the one-, three-, and five-year periods, all periods ended June 30, 2025.
3.
The costs of the services to be provided by the Adviser and the structure of the Adviser’s fee under the Advisory Agreement. In considering the advisory fee and total fees and expenses of the Fund, the Board reviewed comparisons to the applicable Morningstar peer group, the Cohort and to the Adviser’s similarly managed separate accounts for other types of clients, if applicable, as well as all expense waivers and reimbursements. When reviewing fees charged to other similarly managed accounts, the Board considered the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.

The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio for the Fund of 0.85% (excluding certain operating expenses and class-level expenses, the “Expense Cap”). The Board noted that the Fund’s contractual management fee was at the median and below the average of the Cohort, and the net expense ratio was above the median and below the average of the Cohort. The Board considered that the management fee charged to the Fund was higher than or lower than the advisory fee charged to by the Adviser to its separately managed account clients depending on the asset level, and the Board also considered differences in services provided to those accounts as well as other factors that were relevant in explaining differences in fees.
The Board determined that it would continue to monitor the appropriateness of the advisory fees for the Fund and concluded that, at this time, the fees to be paid to the Adviser were fair and reasonable.
4.
Economies of Scale. The Board also considered whether economies of scale were being realized by the Adviser that should be shared with shareholders. In this regard, the Board noted that the Adviser contractually agreed to reduce its advisory fees or reimburse Fund expenses so that the Fund does not exceed the specified Expense Cap. The Board noted that at current asset levels, it did not appear that there were additional significant economies of scale being realized by the Adviser and concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels continued to increase.

5.
The profits to be realized by the Adviser and its affiliates from their relationship with the Fund. The Board reviewed the Adviser’s financial information and took into account both the direct benefits and the indirect benefits to the Adviser from advising the Fund, such as benefits received in the form of Rule 12b-1 fees received from Retail Class shares of the Fund. The Board also considered that the Fund utilizes “soft dollar” benefits that may be received by the Adviser in exchange for Fund brokerage. The Board considered the profitability to the Adviser from its relationship with the Fund and considered any additional material benefits derived by the Adviser from its relationship with the Fund. After such review, the Board determined that the profitability to the Adviser with respect to the Advisory Agreement was not excessive, and that the Adviser had maintained adequate profit levels to support the services it provides to the Fund.

26

SCHARF FUNDS
ADDITIONAL INFORMATION(Continued)
No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the Fund, but rather the Trustees based their determination on the total mix of information available to them. Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangements with the Adviser, including the advisory fees, were fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the continuance of the Advisory Agreement for the Fund would be in the best interests of the Fund and its shareholders.

27

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

For the Scharf Multi-Asset Opportunity Fund, see Item 7(a).

For the Scharf ETF and the Scharf Global Opportunity ETF, all fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Funds’ Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5)	Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Advisors Series Trust

By (Signature and Title)*	/s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer

Date	6/04/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer

Date	6/04/2026

By (Signature and Title)*	/s/ Kevin J. Hayden
Kevin J. Hayden, Vice President/Treasurer/Principal Financial Officer

Date	6/04/2026

* Print the name and title of each signing officer under his or her signature.